INVESTMENT IN JET-TALK - Schedule of condensed information of Jet talk (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
INVESTMENT IN JET TALK
Revenues	$ 10,730	$ 10,626	$ 21,720
Net loss	(29,715)	(397,789)	(17,050)
Company's share in the loss of a company accounted by equity method, net	(226)	(360)	(1,898)
Jet talk Limited (“Jet-Talk”)
INVESTMENT IN JET TALK
Net loss	442	705	3,722
Company's share in the loss of a company accounted by equity method, net	$ 226	$ 360	$ 1,898